Summary of Significant Accounting Policies (Details) - Schedule of antidilutive due to the net loss - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock Options [Member]
Equivalent common shares
Equivalent common shares	736,593	486,101	736,593	486,101	486,101	236,458
Warrants [Member]
Equivalent common shares
Equivalent common shares	95,056		95,056		5,056
RRD Note Conversion [Member]
Equivalent common shares
Equivalent common shares		43,909		43,909	49,897	26,746